REVENUE - Schedule of Certain Information Related to Contract Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
Contract with Customer, Liability	$ 106,533	$ 116,687	$ 115,302	$ 126,916
Contract with Customer, Liability, Revenue Recognized	$ 48,132	$ 76,304	$ 83,113	$ 86,731